RISK MANAGEMENT - Contractual maturities of financial assets (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Risk Management [Line Items]
Financial assets	$ 16,822,754	$ 17,361,475
2020
Disclosure Of Risk Management [Line Items]
Financial assets	103,269,999	89,038,285
Between 1 and 3 years
Disclosure Of Risk Management [Line Items]
Financial assets	70,990,831	57,217,138
Between 3 and 5 years
Disclosure Of Risk Management [Line Items]
Financial assets	40,998,471	36,465,555
Greater than 5 years
Disclosure Of Risk Management [Line Items]
Financial assets	65,254,489	63,203,640
Cash and balances with central bank [Member] | 2020
Disclosure Of Risk Management [Line Items]
Financial assets	18,256,065	15,833,017
Cash and balances with central bank [Member] | Between 1 and 3 years
Disclosure Of Risk Management [Line Items]
Financial assets		0
Cash and balances with central bank [Member] | Between 3 and 5 years
Disclosure Of Risk Management [Line Items]
Financial assets		0
Cash and balances with central bank [Member] | Greater than 5 years
Disclosure Of Risk Management [Line Items]
Financial assets		0
Interbank borrowings - Repurchase agreements [Member] | 2020
Disclosure Of Risk Management [Line Items]
Financial assets	5,668,879	2,965,646
Interbank borrowings - Repurchase agreements [Member] | Between 1 and 3 years
Disclosure Of Risk Management [Line Items]
Financial assets	3,473	0
Interbank borrowings - Repurchase agreements [Member] | Between 3 and 5 years
Disclosure Of Risk Management [Line Items]
Financial assets		0
Interbank borrowings - Repurchase agreements [Member] | Greater than 5 years
Disclosure Of Risk Management [Line Items]
Financial assets		0
Financial assets investments | 2020
Disclosure Of Risk Management [Line Items]
Financial assets	7,596,501	7,512,098
Financial assets investments | Between 1 and 3 years
Disclosure Of Risk Management [Line Items]
Financial assets	5,977,528	4,557,121
Financial assets investments | Between 3 and 5 years
Disclosure Of Risk Management [Line Items]
Financial assets	1,515,494	2,585,777
Financial assets investments | Greater than 5 years
Disclosure Of Risk Management [Line Items]
Financial assets	2,511,061	3,608,511
Loans and advances to customers [Member] | 2020
Disclosure Of Risk Management [Line Items]
Financial assets	68,333,569	61,653,720
Loans and advances to customers [Member] | Between 1 and 3 years
Disclosure Of Risk Management [Line Items]
Financial assets	63,570,825	52,485,542
Loans and advances to customers [Member] | Between 3 and 5 years
Disclosure Of Risk Management [Line Items]
Financial assets	38,880,378	33,393,032
Loans and advances to customers [Member] | Greater than 5 years
Disclosure Of Risk Management [Line Items]
Financial assets	61,287,271	59,347,861
Derivative financial instruments [Member] | 2020
Disclosure Of Risk Management [Line Items]
Financial assets	3,414,986	1,073,804
Derivative financial instruments [Member] | Between 1 and 3 years
Disclosure Of Risk Management [Line Items]
Financial assets	1,439,006	174,475
Derivative financial instruments [Member] | Between 3 and 5 years
Disclosure Of Risk Management [Line Items]
Financial assets	602,600	486,746
Derivative financial instruments [Member] | Greater than 5 years
Disclosure Of Risk Management [Line Items]
Financial assets	$ 1,456,157	$ 247,268